Income Taxes (Reconciliation Of Gross Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits, beginning balance	$ 6.4	$ 8.2	$ 10.1
Gross increases—tax positions in prior periods 1	2.9	0.0	0.0
Gross decreases—tax positions in prior periods	(0.4)	(0.4)	(0.5)
Gross increases—current period tax positions	0.6	0.7	1.3
Change due to exchange rate fluctuations	0.1	0.0	(0.2)
Settlements 1	(3.2)	0.0	0.0
Lapse of statute of limitations	(1.1)	(2.1)	(2.5)
Gross unrecognized tax benefits, ending balance	5.3	6.4	8.2
Interest	1.4	1.9	2.4
Penalties	0.2	0.3	0.4
Total gross unrecognized tax benefits	$ 6.9	$ 8.6	$ 11.0